November 3, 1997
SUPPLEMENT TO
PROSPECTUS DATED
June 2, 1997
AFBA Five Star Fund, Inc.

Effective November 3, 1997, the Fund and its Underwriter and Distributor, Jones &
Babson, Inc., changed their mailing
address to:

700 Karnes Blvd.
Kansas City, MO   64108-3306